Acquisitions - 2021 business acquisitions (Details) $ in Thousands				3 Months Ended		12 Months Ended
	Oct. 01, 2021 USD ($) a EquityInstruments facility Plant item	May 01, 2021 USD ($)	Apr. 07, 2021 USD ($) EquityInstruments T shares	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration liability						$ 28,839	$ 1,898
EMMAC
Disclosure of detailed information about business combination [line items]
Cultivation facilities volume | T			10
Cash paid			$ 45,200
Consideration paid			267,600
Contingent consideration liability			$ 27,207				$ 9,200
Transaction cost					$ 2,600
Pro forma revenue						1,200
Pro forma net income (loss)						(100)
Revenue						18,800
Net income (loss)						(23,500)
EMMAC | Deferred Tax liability
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						23,200
EMMAC | Other liabilities.
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						10,400
EMMAC | Biological assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						3,500
EMMAC | Other assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						100
EMMAC | Intangible assets other than goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						100
EMMAC | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments						(30,900)
EMMAC | At the Closing of Transaction
Disclosure of detailed information about business combination [line items]
Percentage of shares released from lock up restriction			5.00%
EMMAC | At the End of Each Calendar Quarter After Closing
Disclosure of detailed information about business combination [line items]
Percentage of shares released from lock up restriction			5.00%
EMMAC | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued | EquityInstruments			15,714,390
Shares issued value			$ 178,600
Shares held in escrow | shares			706,105
Value of shares held in escrow			$ 7,400
MCCW
Disclosure of detailed information about business combination [line items]
Transaction cost		$ 0
Pro forma revenue						1,200
Pro forma net income (loss)						1,100
Revenue						25,100
Net income (loss)						10,300
Los Sueos Farms, LLC
Disclosure of detailed information about business combination [line items]
Number of grow facilities acquired | facility	3
Facility area acquired | a	66
Number of dispensaries | item	2
Cash paid	$ 20,600
Contingent consideration liability	$ 2,700
Transaction cost				$ 500
Pro forma revenue						1,200
Pro forma net income (loss)						100
Revenue						3,500
Net income (loss)						$ 6,300
Number of promissory notes | item	2
Number of Indoor Plants Grow From Acquisition | Plant	1,800
Los Sueos Farms, LLC | At the Closing of Transaction
Disclosure of detailed information about business combination [line items]
Percentage of shares released from lock up restriction	20.00%
Los Sueos Farms, LLC | At the End of Each Calendar Quarter After Closing
Disclosure of detailed information about business combination [line items]
Percentage of shares released from lock up restriction	5.00%
Los Sueos Farms, LLC | Secured Promissory Notes
Disclosure of detailed information about business combination [line items]
Repayment of secured promissory notes	$ 9,400
Los Sueos Farms, LLC | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued | EquityInstruments	2,539,474
Shares issued value	$ 23,400